Related parties - Compensation awarded to key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related parties [Abstract]
Salaries and short-term employee benefits	$ 2,042	$ 2,961
Bonuses accrued or paid	879	1,300
Severance costs	0	544
Director fees	446	217
Stock-based compensation	4,971	3,560
Key management personnel compensation	$ 8,338	$ 8,582